UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  September 30, 1999
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4551 Cox Road
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     11/02/99
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       66
                                        ----------------------

Form 13F Information Table Value Total:      237913
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                   Markel Gayner Asset Management
                                                              FORM 13F
                                                         September 30, 1999
                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                             Value    Shares/ Sh/ Put/ Invstmt
          Name of Issuer          Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
  ------------------------------ ---------------- --------- --------  ------- --- ---- ------- ---------- -------- -------- --------
D A.G. Edwards                   COM              025816109      259    10100 SH       Other                          10100
D A.J. Gallagher                 COM              363576109      607    11500 SH       Other                          11500
D AT&T                           COM              001957109     1066    25000 SH       Other                          25000
D Ace Limited                    COM              G0070K103     2960   163900 SH       Other                         163900
D Allied Capital                 COM              019033109     7198   339738 SH       Other                         339738
D Aluminum Company of America    COM              022249106     9642   161035 SH       Other                         161035
D American Express               COM              025816109     9273    68000 SH       Other                          68000
D American International Group   COM              026874107      375     4219 SH       Other                           4219
D Amwest                         COM              032345100     2455   243929 SH       Other                         243929
D Anheuser Busch                 COM              035229103    23953   333834 SH       Other                         333834
D Baldwin & Lyons, Inc. 'B'      COM              057755209     1835    87900 SH       Other                          87900
D Bank of New York               COM              064057102     1001    30100 SH       Other                          30100
D Berkshire Hathaway Class B     COM              084670207    13076     6761 SH       Other                           6761
D Berkshire Hathaway, Inc.       COM              10382K102    10686      179 SH       Other                            179
D Boeing Co                      COM              097023105      820    19500 SH       Other                          19500
D Brown Forman Class A           COM              115637100     1769    31100 SH       Other                          31100
D Caraustar Industries           COM              140909102     3121   137200 SH       Other                         137200
D Carmax                         COM              172737306      980   290500 SH       Other                         290500
D Cedar Fair LP                  COM              150185106     8594   397400 SH       Other                         397400
D Centerpoint Property Trust     COM              151895109    15841   503900 SH       Other                         503900
D Cincinnati Financial           COM              172062101    11773   310335 SH       Other                         310335
D Cleveland Cliffs               COM              185896107     1827    57100 SH       Other                          57100
D Deere & Co                     COM              214199105      245     6200 SH       Other                           6200
D DuPont                         COM              263534109      716    12102 SH       Other                          12102
D Exel Limited                   COM              G3242A102    13215   290447 SH       Other                         290447
D Family Golf Centers            COM              30701a106      340   160000 SH       Other                         160000
D Federal Realty Trust           COM              313747206     8481   408700 SH       Other                         408700
D General Electric               COM              369604103      378     3200 SH       Other                           3200
D Glaxo                          COM              37733W105      207     4000 SH       Other                           4000
D HCC Corporation                COM              404132102     5143   310500 SH       Other                         310500
D Hillenbrand Industries         COM              431573104     6241   230100 SH       Other                         230100
D Host Marriott                  COM              44107p104      130    14100 SH       Other                          14100
D International Speedway         COM              460335201      506    10000 SH       Other                          10000
D Interpublic Group              COM              460690100     1426    37660 SH       Other                          37660
D Investors Title Company        COM              461804106     3994   240250 SH       Other                         240250
D J. Alexanders                  COM              928753102      296   103000 SH       Other                         103000
D Kimberly Clark Corp            COM              494368103     1119    20625 SH       Other                          20625
D Kinder Morgan Energy           COM              494550106      209     5000 SH       Other                           5000
D LADD Financial Pfd B           COM                             160    32000 SH       Other                          32000
D Lockheed Martin                COM              539830109      527    17204 SH       Other                          17204
D Lydall                         COM              550819106      382    37700 SH       Other                          37700
D Marriot International          COM              571903202      927    30100 SH       Other                          30100
D Martin Marietta Materials      COM              573284106    16296   411916 SH       Other                         411916
D National Golf Properties       COM              63623G109     1917    83800 SH       Other                          83800
D Nike                           COM              654106103      807    15000 SH       Other                          15000
D Penn National Gaming           COM              707569109      543    58100 SH       Other                          58100
D Penn Virginia Corporation      COM              707882106     1471    69000 SH       Other                          69000
D Philip Morris, Inc.            COM              718154107     4598   133991 SH       Other                         133991
D Plum Creek Lumber MLP          COM              729237107     2951   112700 SH       Other                         112700
D RDO Equipment Co               COM              749413100      219    28500 SH       Other                          28500
D RLI Corporation                COM              749607107    10605   322580 SH       Other                         322580
D Regal Beloit                   COM              758750103      318    15100 SH       Other                          15100
D Regis Corporation              COM              758932107      591    34000 SH       Other                          34000
D SL Green Corp                  COM              78440x101      800    39500 SH       Other                          39500
D ServiceMaster                  COM              817615107     2369   152843 SH       Other                         152843
D Smithfield Foods               COM              832248108     3051   116500 SH       Other                         116500
D Synalloy Corporation           COM              871565107     2073   298825 SH       Other                         298825
D Tandy Corp                     COM              875382103     5869   121800 SH       Other                         121800
D Terra Nova Corporation         COM              876151033      525    16400 SH       Other                          16400
D Tredegar Corporation           COM              894650100      547    25000 SH       Other                          25000
D United Dominion Realty Trust   COM              910197102      162    14700 SH       Other                          14700
D United Insurance Co            COM              902737105      206     8000 SH       Other                           8000
D United Technologies            COM              913017109      327     5688 SH       Other                           5688
D Vulcan Materials               COM              929160109     1056    30000 SH       Other                          30000
D Washington Post Co             COM              939640108      276      525 SH       Other                            525
D Washington Real Estate Investm COM              939653101     6583   438900 SH       Other                         438900
S REPORT SUMMARY                 66 DATA RECORDS             237,913   403,361 O OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED